As filed with the Securities and Exchange Commission on March 9, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22397

IronBridge Funds, Inc.
(Exact name of registrant as specified in charter)

One Parkview Plaza Suite 700 Oakbrook Terrace, Illinois			60181
(Address of principal executive offices)			(Zip code)

Walter H. Clark One Parkview Plaza, Suite 700 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(630) 684-8300

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2017

IronBridge Small Cap Fund

IronBridge SMID Cap Fund

IronBridge Large Cap Fund

IRONBRIDGE FUNDS December 31, 2017

Table of Contents

PRESIDENT'S LETTER (UNAUDITED)	2
REPORT FROM RMB CAPITAL MANAGEMENT LLC (UNAUDITED)	3
EXPENSE EXAMPLE (UNAUDITED)	6
PORTFOLIO INVESTMENT RETURNS (UNAUDITED)	8
SCHEDULES OF INVESTMENTS
Small Cap Fund	11
SMID Cap Fund	14
Large Cap Fund	17
STATEMENTS OF ASSETS AND LIABILITIES	20
STATEMENTS OF OPERATIONS	22
STATEMENTS OF CHANGES IN NET ASSETS	24
FINANCIAL HIGHLIGHTS	26
NOTES TO FINANCIAL STATEMENTS	29
ADDITIONAL INFORMATION (UNAUDITED)	34

P/1

PRESIDENT'S LETTER (Unaudited)

Dear Fellow Shareholders

We are pleased to report on the progress of the IronBridge Funds over the past six months ending December 31, 2017. The Russell 1000 Index, a proxy for large capitalization stocks, increased 11.36% over the past six months, while small capitalization stocks were up 9.20% as measured by the Russell 2000® Index.

Fund Results

For the six month period ending December 31, 2017, the Funds generated the following net (i.e. after fee) returns:

The IronBridge Small Cap Fund returned 7.57% versus the 9.20% return for the Russell 2000® Index.

The IronBridge SMID Cap Fund returned 7.85% versus the 10.23% return for the Russell 2500TM Index.

The IronBridge Large Cap Fund returned 9.93% versus the 11.36% return for the Russell 1000® Index.

Outlook

As we enter the 2018 calendar year, we continue to remain bullish on equities, especially relative to debt. However, given such high valuations, we needed to pass two milestones in order to gain confidence that corporate profits could grow into heady valuations — tax reform and stronger global growth. Both milestones being met support a positive, but more modest outlook for equities. The greatest risk we see to the bull market is the gradual reduction of excess liquidity, as well as rate normalization, which should begin to cap the equity upside and potentially invoke some scary corrections.

We believe our funds are particularly well positioned if there is a correction or bear market associated with central banks taking away the punch bowl, as our approach tends to do very well in "risk off" markets. We also believe the funds are also well positioned to perform in a more normalized, moderate market which is where we appear to be headed. This is particularly true if merger and acquisition activity accelerates, as our companies tend to have attractive cash flow characteristics that can support the debt required to make acquisitions.

Thank you for your continued support of IronBridge Funds.

Walter Clark

President

IronBridge Funds, Inc

P/2

Report from RMB Capital Management, LLC (Unaudited)

Dear Shareholder:

The IronBridge Small Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small market capitalizations. The objective is relative to, and measured against, the Russell 2000® Index.

The IronBridge SMID Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small and mid-market capitalizations. The objective is relative to, and measured against, the Russell 2500TM Index.

The IronBridge Large Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with large market capitalizations. The objective is relative to, and measured against, the Russell 1000® Index.

Performance Review

IronBridge Small Cap Fund

For the six month period ending December 31, 2017, the IronBridge Small Cap Fund lagged the benchmark, returning 7.57% (net of fees) compared with the Russell 2000® Index return of 9.20% for the same period.

The stock selection within Information Technology and Consumer Discretionary were positive contributors to the relative return profile. Exposure among the Industrials, Health Care, Materials, Utilities, Financials, Energy, and Real Estate names detracted from the Fund's relative performance. The sector allocation was a negative contributor to the relative performance during the period with the most significant impact resulting from the portfolio's cash position, which was approximately 3.2%.

IronBridge SMID Cap Fund

For the six month period ending December 31, 2017, the IronBridge SMID Cap Fund lagged the benchmark, returning 7.85% (net of fees) compared with the Russell 2500TM Index return of 10.23% for the same period.

The stock selection within Health Care was a positive contributor to the relative return profile. Exposure among the Consumer Staples, Materials, Utilities, Financials, Consumer Discretionary, Energy and Industrials names detracted from the Fund's relative performance. The sector allocation was a negative contributor to the relative performance during the period with the most significant impact resulting from the portfolio's cash position, which was approximately 2.7%.

IronBridge Large Cap Fund

For the six month period ending December 31, 2017, the IronBridge Large Cap Fund lagged the benchmark, returning 9.93% (net of fees) compared with the Russell 1000® Index return of 11.36% for the same period.

P/3

Report from RMB Capital Management, LLC (continued)

The stock selection within Consumer Staples, Energy, Utilities, Telecommunication Services, Health Care, Information Technology and Real Estate contributed positively to the relative return profile. Exposure among the Consumer Discretionary, Industrials, Financials and Materials names detracted from the Fund's relative performance. The sector allocation was a negative contributor to the relative performance during the period with the most significant impact resulting from the portfolio's cash position, which was approximately 2.2%.

With the significant gains in equity markets through Feb 1, the Fund, increasingly, focuses attention on companies exercising balanced capital allocation of reinvestment back into companies and capital return growth to shareholders, both dividends and/ or share buybacks. Our unwavering fundamental stock analysis produces a portfolio of skilled management teams with strong balance sheets, steady cash flow generation, persistent competitive moats and disciplined capital allocation. The objective of this portfolio is to protect capital in down markets, generate consistent income, and deliver long term positive total returns.

Portfolio Outlook

As we enter the 2018 calendar year, we continue to remain bullish on equities, especially relative to debt. However, given such high valuations, we needed to pass two milestones in order to gain confidence that corporate profits could grow into heady valuations — tax reform and stronger global growth. Both milestones being met support a positive, but more modest outlook for equities. The greatest risk we see to the bull market is the gradual reduction of excess liquidity, as well as rate normalization, which should begin to cap the equity upside and potentially invoke some scary corrections.

We believe our Funds are particularly well positioned if there is a correction or bear market associated with central banks taking away the punch bowl, as our approach tends to do very well in "risk off" markets. We also believe the Funds are also well positioned to perform in a more normalized, moderate market which is where we appear to be headed. This is particularly true if merger and acquisition activity accelerates, as our companies tend to have attractive cash flow characteristics that can support the debt required to make acquisitions.

Thank you for your continued confidence.

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and medium capitalization companies which are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds may invest in American Depositary Receipts (ADRs) and

P/4

Report from RMB Capital Management, LLC (continued)

Global Depositary Receipts (GDRs) that represent interests in foreign securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Cash Flow: Measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on the total market capitalization.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index.

The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index.

You cannot invest directly in an index.

IronBridge Funds, Inc. are distributed by Quasar Distributors, LLC

P/5

EXPENSE EXAMPLE

IronBridge Funds

December 31, 2017 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other fund expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently the Funds' transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/17 — 12/31/17).

Actual Expenses

The first line of the table on the following page for each Fund provides information about actual account values and actual expenses. The Example includes management fees, registration fees, fee waivers/reimbursements and other expenses. However, the Example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on each of the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

P/6

IRONBRIDGE FUNDS	BEGINNING ACCOUNT VALUE 7/1/2017	ENDING ACCOUNT VALUE 12/31/2017	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD*
IronBridge Small Cap Fund
Actual Fund Return	$1,000.00	$1,075.70	1.10%	$5.76
Hypothetical 5% Return	$1,000.00	$1,019.66	1.10%	$5.60
IronBridge SMID Cap Fund
Actual Fund Return	$1,000.00	$1,078.50	0.95%	$4.98
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
IronBridge Large Cap Fund
Actual Fund Return	$1,000.00	$1,099.30	0.80%	$4.23
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08

* Expenses are equal to each Fund's annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

P/7

PORTFOLIO INVESTMENT RETURNS (Unaudited)

IronBridge Small Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/17	Fund	Index
Six Months	7.57%	9.20%
One Year	10.43	14.65
Five Year Average Annual	11.73	14.12
Ten Year Average Annual	7.12	8.71
Since Commencement Average Annual*	10.73	10.80

*8/30/02 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 12/31/07. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to June 24, 2017, IronBridge Capital Management, L.P. served as adviser to the Fund. Effective June 24, 2017, RMB Capital Management, LLC became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of Fund shares.

P/8

PORTFOLIO INVESTMENT RETURNS (Unaudited)

IronBridge SMID Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/17	Fund	Index
Six Months	7.85%	10.23%
One Year	13.66	16.81
Five Year Average Annual	11.50	14.33
Ten Year Average Annual	7.11	9.22
Since Commencement Average Annual*	7.66	9.03

*12/31/04 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 12/31/07. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to June 24, 2017, IronBridge Capital Management, L.P. served as adviser to the Fund. Effective June 24, 2017 RMB Capital Management, LLC became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of Fund shares.

P/9

PORTFOLIO INVESTMENT RETURNS (Unaudited)

IronBridge Large Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/17	Fund	Index
Six Months	9.93%	11.36%
One Year	18.53	21.69
Five Year Average Annual	13.71	15.71
Since Commencement Average Annual*	12.27	14.12

*3/30/12 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 3/30/12 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to June 24, 2017 IronBridge Capital Management, L.P. served as adviser to the Fund. Effective June 24, 2017 RMB Capital Management, LLC became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in an index is not possible

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of Fund shares

P/10

SCHEDULE OF INVESTMENTS

IronBridge Small Cap Fund

December 31, 2017 (Unaudited)

COMMON STOCKS - 98.1%

	Number of Shares	Value
AEROSPACE & DEFENSE - 3.4%
Curtiss-Wright Corp.	16,744	$2,040,256
Esterline Technologies Corp. (a)	31,956	2,387,113
Mercury Systems, Inc. (a)	56,413	2,896,808
Teledyne Technologies, Inc. (a)	7,020	1,271,673
		8,595,850
AUTO COMPONENTS - 1.0%
Tenneco, Inc.	45,702	2,675,395
BANKS - 14.9%
BankUnited, Inc.	121,517	4,948,172
Banner Corp.	106,720	5,882,406
Columbia Banking System, Inc.	109,819	4,770,537
Cullen/Frost Bankers, Inc.	31,427	2,974,566
CVB Financial Corp.	150,846	3,553,932
Investors Bancorp, Inc.	199,827	2,773,599
PacWest Bancorp	85,448	4,306,579
Seacoast Banking Corp. of Florida (a)	88,360	2,227,556
TriCo Bancshares	84,922	3,215,147
Webster Financial Corp.	63,342	3,557,287
		38,209,781
BIOTECHNOLOGY - 5.0%
Bluebird Bio, Inc. (a)	6,950	1,237,795
Clovis Oncology, Inc. (a)	11,180	760,240
Ionis Pharmaceuticals, Inc. (a)	21,510	1,081,953
Juno Therapeutics, Inc. (a)	28,410	1,298,621
Neurocrine Biosciences, Inc. (a)	21,153	1,641,261
Repligen Corp. (a)	71,592	2,597,358
Sage Therapeutics, Inc. (a)	8,086	1,331,845
Seattle Genetics, Inc. (a)	15,950	853,325
Spark Therapeutics, Inc. (a)	13,240	680,801
TESARO, Inc. (a)	8,655	717,240
	Number of Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)	15,051	$698,065
		12,898,504
BUILDING PRODUCTS - 0.5%
Gibraltar Industries, Inc. (a)	36,574	1,206,942
CAPITAL MARKETS - 1.0%
Stifel Financial Corp.	42,609	2,537,792
CHEMICALS - 3.4%
NewMarket Corp.	6,848	2,721,327
PolyOne Corp.	43,422	1,888,857
Sensient Technologies Corp.	55,569	4,064,872
		8,675,056
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Healthcare Services Group, Inc.	26,360	1,389,699
Multi-Color Corp.	28,471	2,131,054
		3,520,753
CONSTRUCTION & ENGINEERING - 1.1%
Valmont Industries, Inc.	17,126	2,840,347
CONTAINERS & PACKAGING - 1.1%
AptarGroup, Inc.	32,325	2,789,001
DISTRIBUTORS - 1.4%
Pool Corp.	28,542	3,700,470
DIVERSIFIED CONSUMER SERVICES - 3.0%
Bright Horizons Family Solutions, Inc. (a)	54,954	5,165,676
Grand Canyon Education, Inc. (a)	28,050	2,511,317
		7,676,993
ELECTRICAL EQUIPMENT - 1.0%
EnerSys, Inc.	37,671	2,623,032

The accompanying notes are an integral part of these financial statements.
P/11

SCHEDULE OF INVESTMENTS (continued)

IronBridge Small Cap Fund

December 31, 2017 (Unaudited)

	Number of Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
II-VI, Inc. (a)	53,463	$2,510,088
IPG Photonics Corp. (a)	8,666	1,855,650
Littelfuse, Inc.	19,369	3,831,576
SYNNEX Corp.	21,132	2,872,895
		11,070,209
ENERGY EQUIPMENT & SERVICES - 0.7%
Superior Energy Services, Inc. (a)	190,326	1,832,839
EQUITY REAL ESTATE INVESTMENT - 4.4%
Alexander & Baldwin, Inc.	59,216	1,642,652
EastGroup Properties, Inc.	29,386	2,597,135
Equity Commonwealth (a)	141,385	4,313,656
LaSalle Hotel Properties	103,092	2,893,792
		11,447,235
FOOD & STAPLES RETAILING - 1.6%
Casey's General Stores, Inc.	35,921	4,020,997
FOOD PRODUCTS - 1.6%
J&J Snack Foods Corp.	27,081	4,111,708
GAS UTILITIES - 1.1%
UGI Corp.	59,768	2,806,108
HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
ABIOMED, Inc. (a)	10,863	2,035,835
Cantel Medical Corp.	32,961	3,390,698
Neogen Corp. (a)	28,992	2,383,432
Nevro Corp. (a)	8,290	572,342
West Pharmaceutical Services, Inc.	43,149	4,257,512
		12,639,819
HEALTH CARE PROVIDERS & SERVICES - 0.6%
HealthEquity, Inc. (a)	32,457	1,514,444
	Number of Shares	Value
HEALTH CARE TECHNOLOGY - 1.5%
Medidata Solutions, Inc. (a)	27,901	$1,768,086
Omnicell, Inc. (a)	43,664	2,117,704
		3,885,790
HOTELS, RESTAURANTS & LEISURE - 2.5%
Vail Resorts, Inc.	29,537	6,275,726
INFORMATION TECHNOLOGY SERVICES - 2.3%
Jack Henry & Associates, Inc.	50,883	5,951,276
INSURANCE - 4.6%
American Financial Group, Inc.	77,641	8,427,154
Argo Group International Holdings Ltd.	53,536	3,300,495
		11,727,649
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Cambrex Corp. (a)	39,062	1,874,976
NeoGenomics, Inc. (a)	309,950	2,746,157
		4,621,133
MACHINERY - 6.3%
IDEX Corp.	47,418	6,257,753
ITT, Inc.	57,085	3,046,626
Kadant, Inc.	23,080	2,317,232
Kornit Digital Ltd. (a)	40,373	652,024
Lincoln Electric Holdings, Inc.	41,412	3,792,511
		16,066,146
METALS & MINING - 1.4%
Carpenter Technology Corp.	68,749	3,505,512
MORTGAGE REAL ESTATE INVESTMENT - 1.3%
Redwood Trust, Inc.	230,384	3,414,291
OIL, GAS & CONSUMABLE FUELS - 2.6%
Carrizo Oil & Gas, Inc. (a)	77,522	1,649,668
Energen Corp. (a)	85,585	4,927,129
		6,576,797

P/12

SCHEDULE OF INVESTMENTS (continued)

IronBridge Small Cap Fund

December 31, 2017 (Unaudited)

	Number of Shares	Value
PHARMACEUTICALS - 1.0%
Catalent, Inc. (a)	31,790	$1,305,933
Impax Laboratories, Inc. (a)	73,250	1,219,613
		2,525,546
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 4.0%
Cypress Semiconductor Corp.	170,330	2,595,829
Microsemi Corp. (a)	39,958	2,063,831
MKS Instruments, Inc.	30,907	2,920,711
Monolithic Power Systems, Inc.	23,891	2,684,393
		10,264,764
SOFTWARE - 7.5%
CommVault Systems, Inc. (a)	46,035	2,416,837
Digimarc Corp. (a)	26,380	953,637
Fair Isaac Corp. (a)	25,898	3,967,574
Guidewire Software, Inc. (a)	41,316	3,068,126
Proofpoint, Inc. (a)	24,638	2,188,101
PTC, Inc. (a)	51,966	3,157,974
Tyler Technologies, Inc. (a)	19,898	3,522,941
		19,275,190
SPECIALTY RETAIL - 1.1%
Monro Muffler Brake, Inc.	49,856	2,839,299
TEXTILES, APPAREL & LUXURY GOODS - 2.8%
Columbia Sportswear Co.	42,996	3,090,552
Wolverine World Wide, Inc.	125,359	3,996,445
		7,086,997
TOTAL COMMON STOCKS
(Cost $177,741,151)		$251,409,391
SHORT-TERM INVESTMENTS - 1.5%
	Number of Shares	Value
MONEY MARKET - 1.5%
STIT-Treasury Obligations Portfolio - 1.08% (b)	3,720,028	$3,720,028
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,720,028)		$3,720,028
TOTAL INVESTMENTS - 99.6%
(Cost $181,461,179)		$255,129,419
Other Assets in Excess of Liabilities - 0.4%		1,114,123
TOTAL NET ASSETS - 100.0%		$256,243,542

(a) Non-Income Producing.

(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

PORTFOLIO DIVERSIFICATION

December 31, 2017

Sectors	Percentage
Financials	21.8%
Information Technology	18.2%
Health Care	14.8%
Industrials	13.6%
Consumer Discretionary	11.8%
Materials	5.8%
Real Estate	4.5%
Energy	3.3%
Consumer Staples	3.2%
Utilities	1.1%
TOTAL COMMON STOCKS	98.1%
TOTAL SHORT-TERM INVESTMENTS	1.5%
TOTAL INVESTMENTS	99.6%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%
TOTAL NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.
P/13

SCHEDULE OF INVESTMENTS

IronBridge SMID Cap Fund

December 31, 2017 (Unaudited)

COMMON STOCKS - 98.8%

	Number of Shares	Value
AEROSPACE & DEFENSE - 1.9%
Esterline Technologies Corp. (a)	14,455	$1,079,788
HEICO Corp.	20,295	1,914,833
Teledyne Technologies, Inc. (a)	9,597	1,738,497
		4,733,118
AUTO COMPONENTS - 1.2%
Visteon Corp. (a)	23,675	2,962,690
BANKS - 7.9%
Cullen/Frost Bankers, Inc.	30,258	2,863,920
First Republic Bank	53,810	4,662,098
Pinnacle Financial Partners, Inc.	48,695	3,228,479
SVB Financial Group (a)	16,858	3,940,895
Webster Financial Corp.	80,000	4,492,800
		19,188,192
BIOTECHNOLOGY - 4.0%
Ionis Pharmaceuticals, Inc. (a)	23,950	1,204,685
Juno Therapeutics, Inc. (a)	29,335	1,340,903
Neurocrine Biosciences, Inc. (a)	18,365	1,424,940
Repligen Corp. (a)	68,885	2,499,148
Sage Therapeutics, Inc. (a)	7,410	1,220,501
Seattle Genetics, Inc. (a)	18,122	969,527
TESARO, Inc. (a)	3,945	326,922
Ultragenyx Pharmaceutical, Inc. (a)	15,245	707,063
		9,693,689
CAPITAL MARKETS - 1.7%
MarketAxess Holdings, Inc.	8,245	1,663,429
Stifel Financial Corp.	40,476	2,410,750
		4,074,179
CHEMICALS - 4.0%
International Flavors & Fragrances, Inc.	16,025	2,445,575
	Number of Shares	Value
NewMarket Corp.	6,477	$2,573,895
RPM International, Inc.	55,265	2,896,991
Sensient Technologies Corp.	24,643	1,802,636
		9,719,097
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Brink's Co (The)	23,245	1,829,381
Copart, Inc. (a)	93,780	4,050,358
		5,879,739
CONSTRUCTION & ENGINEERING - 1.3%
Valmont Industries, Inc.	19,205	3,185,149
CONSTRUCTION MATERIALS - 1.7%
Eagle Materials, Inc.	35,565	4,029,514
CONTAINERS & PACKAGING - 1.4%
Avery Dennison Corp.	28,935	3,323,474
DIVERSIFIED CONSUMER SERVICES - 2.0%
Bright Horizons Family Solutions Inc. (a)	51,280	4,820,320
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.1%
II-VI, Inc. (a)	41,770	1,961,101
Littelfuse, Inc.	15,068	2,980,752
SYNNEX Corp.	21,064	2,863,651
Trimble, Inc. (a)	52,781	2,145,020
		9,950,524
ENERGY EQUIPMENT & SERVICES - 0.9%
Superior Energy Services, Inc. (a)	228,005	2,195,688
EQUITY REAL ESTATE INVESTMENT - 7.3%
Acadia Realty Trust	77,385	2,117,254
Alexander & Baldwin, Inc.	75,929	2,106,271
Alexandria Real Estate Equities, Inc.	37,425	4,887,331
EastGroup Properties, Inc.	27,910	2,466,686
Equity Commonwealth (a)	142,830	4,357,743

P/14

SCHEDULE OF INVESTMENTS (continued)

IronBridge SMID Cap Fund

December 31, 2017 (Unaudited)

	Number of Shares	Value
LaSalle Hotel Properties	64,630	$1,814,164
		17,749,449
FOOD & STAPLES RETAILING - 1.4%
Casey's General Stores, Inc.	31,420	3,517,155
FOOD PRODUCTS - 0.8%
Pinnacle Foods, Inc.	33,030	1,964,294
GAS UTILITIES - 1.5%
UGI Corp.	77,509	3,639,048
HEALTH CARE EQUIPMENT & SUPPLIES - 6.9%
ABIOMED, Inc. (a)	10,655	1,996,854
Cantel Medical Corp.	31,676	3,258,510
IDEXX Laboratories, Inc. (a)	17,625	2,756,197
Teleflex, Inc.	17,775	4,422,776
West Pharmaceutical Services, Inc.	43,855	4,327,173
		16,761,510
HEALTH CARE PROVIDERS & SERVICES - 0.6%
HealthEquity, Inc. (a)	31,940	1,490,320
HEALTH CARE TECHNOLOGY - 0.7%
Medidata Solutions, Inc. (a)	27,040	1,713,525
HOTELS, RESTAURANTS & LEISURE - 2.5%
Vail Resorts, Inc.	28,932	6,147,182
HOUSEHOLD DURABLES - 1.7%
NVR, Inc. (a)	1,151	4,037,961
HOUSEHOLD PRODUCTS - 0.9%
Church & Dwight Co., Inc.	43,704	2,192,630
INDUSTRIAL CONGLOMERATES - 1.3%
Carlisle Cos., Inc.	27,540	3,129,921
INFORMATION TECHNOLOGY SERVICES - 3.7%
Black Knight, Inc. (a)	17,726	782,603
Gartner, Inc. (a)	24,185	2,978,383
	Number of Shares	Value
Jack Henry & Associates, Inc.	44,254	$5,175,948
		8,936,934
INSURANCE - 6.8%
American Financial Group, Inc.	75,327	8,175,993
FNF Group	53,960	2,117,390
Markel Corp. (a)	5,568	6,342,676
		16,636,059
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Cambrex Corp. (a)	38,930	1,868,640
MACHINERY - 5.7%
Barnes Group, Inc.	38,565	2,440,007
IDEX Corp.	37,215	4,911,264
ITT, Inc.	55,930	2,984,984
Snap-on, Inc.	19,833	3,456,892
		13,793,147
MARINE - 0.5%
Kirby Corp. (a)	20,513	1,370,268
METALS & MINING - 1.2%
Steel Dynamics, Inc.	67,790	2,923,783
MORTGAGE REAL ESTATE INVESTMENT - 0.6%
Redwood Trust, Inc.	95,610	1,416,940
MULTILINE RETAIL - 1.3%
Nordstrom, Inc.	66,705	3,160,483
MULTI-UTILITIES - 1.6%
CMS Energy Corp.	81,235	3,842,415
OIL, GAS & CONSUMABLE FUELS - 2.8%
Carrizo Oil & Gas, Inc. (a)	94,980	2,021,174
Energen Corp. (a)	84,085	4,840,774
		6,861,948
PHARMACEUTICALS - 0.5%
Catalent, Inc. (a)	29,655	1,218,227
ROAD & RAIL - 2.3%
Old Dominion Freight Line, Inc.	42,472	5,587,192

The accompanying notes are an integral part of these financial statements.
P/15

SCHEDULE OF INVESTMENTS (continued)

IronBridge SMID Cap Fund

December 31, 2017 (Unaudited)

	Number of Shares	Value
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.6%
Cypress Semiconductor Corp.	128,223	$1,954,119
Microsemi Corp. (a)	31,210	1,611,996
MKS Instruments, Inc.	27,985	2,644,582
Monolithic Power Systems, Inc.	22,170	2,491,021
		8,701,718
SOFTWARE - 6.6%
CommVault Systems, Inc. (a)	44,215	2,321,287
Fair Isaac Corp. (a)	23,235	3,559,602
Guidewire Software, Inc. (a)	21,860	1,623,324
Proofpoint, Inc. (a)	24,748	2,197,870
PTC, Inc. (a)	45,995	2,795,116
Tyler Technologies, Inc. (a)	20,705	3,665,820
		16,163,019
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Wolverine World Wide, Inc.	57,725	1,840,273
TOTAL COMMON STOCKS
(Cost $171,848,849)		$240,419,414

SHORT-TERM INVESTMENTS - 0.7%

	Number of Shares	Value
MONEY MARKET - 0.7%
STIT-Treasury Obligations Portfolio - 1.08% (b)	1,775,377	$1,775,377
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,775,377)		$1,775,377
TOTAL INVESTMENTS - 99.5%
(Cost $173,624,226)		$242,194,791
Other Assets in Excess of Liabilities - 0.5%		1,189,649
TOTAL NET ASSETS - 100.0%		$243,384,440

(a) Non-Income Producing.

(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

PORTFOLIO DIVERSIFICATION

December 31, 2017

Sectors	Percentage
Information Technology	18.0%
Financials	17.0%
Industrials	15.5%
Health Care	13.5%
Consumer Discretionary	9.4%
Materials	8.2%
Real Estate	7.3%
Energy	3.7%
Consumer Staples	3.1%
Utilities	3.1%
TOTAL COMMON STOCKS	98.8%
TOTAL SHORT-TERM INVESTMENTS	0.7%
TOTAL INVESTMENTS	99.5%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5%
TOTAL NET ASSETS	100.0%

P/16

SCHEDULE OF INVESTMENTS

IronBridge Large Cap Fund

December 31, 2017 (Unaudited)

COMMON STOCKS - 97.2%

	Number of Shares	Value
BANKS - 8.6%
Citigroup, Inc.	13,670	$1,017,185
First Republic Bank	7,645	662,363
Wells Fargo & Co.	21,535	1,306,528
		2,986,076
CHEMICALS - 2.9%
Ecolab, Inc.	4,430	594,418
RPM International, Inc.	8,060	422,505
		1,016,923
COMMUNICATIONS EQUIPMENT - 1.7%
Cisco Systems, Inc.	15,480	592,884
CONSUMER FINANCE - 2.3%
American Express Co.	8,110	805,404
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
Verizon Communications, Inc.	12,130	642,041
ELECTRIC UTILITIES - 2.6%
NextEra Energy, Inc.	5,695	889,502
ELECTRICAL EQUIPMENT - 2.0%
AMETEK, Inc.	9,720	704,408
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.4%
Amphenol Corp. - Class A	9,562	839,544
ENERGY EQUIPMENT & SERVICES - 1.6%
Schlumberger Ltd.	7,980	537,772
EQUITY REAL ESTATE INVESTMENT - 4.4%
American Tower Corp.	4,040	576,387
Public Storage	1,950	407,550
Simon Property Group, Inc.	3,240	556,438
		1,540,375
FOOD & STAPLES RETAILING - 3.3%
Wal-Mart Stores, Inc.	11,480	1,133,650
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Danaher Corp.	9,296	862,855
	Number of Shares	Value
HOTELS, RESTAURANTS & LEISURE - 2.7%
Starbucks Corp.	10,540	$605,312
Vail Resorts, Inc.	1,625	345,264
		950,576
HOUSEHOLD DURABLES - 1.5%
Newell Brands, Inc.	17,160	530,244
HOUSEHOLD PRODUCTS - 2.6%
Church & Dwight Co., Inc.	18,000	903,060
INDUSTRIAL CONGLOMERATES - 1.3%
General Electric Co.	26,670	465,391
INFORMATION TECHNOLOGY SERVICES - 4.5%
Jack Henry & Associates, Inc.	6,480	757,901
Visa, Inc. - Class A	7,050	803,841
		1,561,742
INSURANCE - 4.2%
Lincoln National Corp.	9,350	718,734
Markel Corp. (a)	650	740,435
		1,459,169
INTERNET & DIRECT MARKETING - 2.5%
Amazon.com, Inc. (a)	744	870,086
INTERNET SOFTWARE & SERVICES - 4.5%
Alphabet, Inc. - Class A (a)	630	663,642
Alphabet, Inc. - Class C (a)	522	546,221
Facebook, Inc. - Class A (a)	1,920	338,803
		1,548,666
LEISURE PRODUCTS - 1.2%
Hasbro, Inc.	4,670	424,456
LIFE SCIENCES TOOLS & SERVICES - 2.2%
Thermo Fisher Scientific, Inc.	4,067	772,242

The accompanying notes are an integral part of these financial statements.
P/17

SCHEDULE OF INVESTMENTS (continued)

IronBridge Large Cap Fund

December 31, 2017 (Unaudited)

	Number of Shares	Value
MACHINERY - 2.9%
Fortive Corp.	7,863	$568,888
Snap-on, Inc.	2,510	437,493
		1,006,381
MEDIA - 1.8%
Comcast Corp. - Class A	15,990	640,399
METALS & MINING - 1.4%
Nucor Corp.	7,450	473,671
MULTILINE RETAIL - 1.1%
Nordstrom, Inc.	8,080	382,830
OIL, GAS & CONSUMABLE FUELS - 4.9%
EOG Resources, Inc.	7,580	817,958
Occidental Petroleum Corp.	11,780	867,715
		1,685,673
PHARMACEUTICALS - 7.9%
Eli Lilly & Co.	7,640	645,274
Johnson & Johnson	9,530	1,331,532
Zoetis, Inc.	10,870	783,075
		2,759,881
ROAD & RAIL - 3.4%
Union Pacific Corp.	8,853	1,187,187
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.4%
Analog Devices, Inc.	5,390	479,872
SOFTWARE - 3.9%
Microsoft Corp.	15,780	1,349,821
SPECIALTY RETAIL - 2.4%
The Home Depot, Inc.	4,380	830,141
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.7%
Apple, Inc.	5,495	929,919
TOTAL COMMON STOCKS
(Cost $24,880,757)		$33,762,841
SHORT-TERM INVESTMENTS - 2.5%
	Number of Shares	Value
MONEY MARKET - 2.5%
STIT-Treasury Obligations Portfolio - 1.08% (b)	877,827	$877,827
TOTAL SHORT-TERM INVESTMENTS
(Cost $877,827)		$877,827
TOTAL INVESTMENTS - 99.7%
(Cost $25,758,584)		$34,640,668
Other Assets in Excess of Liabilities - 0.3%		104,789
TOTAL NET ASSETS - 100.0%		$34,745,457

(a) Non-Income Producing.

(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

PORTFOLIO DIVERSIFICATION

December 31, 2017

Sectors	Percentage
Information Technology	21.0%
Financials	15.1%
Consumer Discretionary	13.3%
Health Care	12.7%
Industrials	9.7%
Energy	6.4%
Consumer Staples	5.9%
Real Estate	4.4%
Materials	4.3%
Utilities	2.6%
Telecommunication Services	1.8%
TOTAL COMMON STOCKS	97.2%
TOTAL SHORT-TERM INVESTMENTS	2.5%
TOTAL INVESTMENTS	99.7%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%
TOTAL NET ASSETS	100.0%

P/18

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Statements of Assets and Liabilities

IronBridge Funds, Inc.

December 31, 2017 (Unaudited)

	SMALL CAP FUND	SMID CAP FUND
ASSETS:
Investments at cost	$181,461,179	$173,624,226
Investments at value	$255,129,419	$242,194,791
Receivables
Interest and dividends	1,125,584	1,506,072
Fund shares sold	254,756	54,511
Investment sold	—	—
Prepaid expenses	24,059	20,226
Total assets	256,533,818	243,775,600
LIABILITIES:
Payables
Fund shares redeemed	12,008	157,853
Investments purchased	—	—
Due to adviser	206,266	182,432
Accrued expenses
Professional fees	26,426	20,447
Fund administration and accounting fees	14,455	14,183
Other expenses	31,121	16,245
Total Liabilities	290,276	391,160
Net Assets	$256,243,542	$243,384,440
NET ASSETS CONSIST OF:
Paid in capital	$165,039,098	$164,590,500
Undistributed net investment income	142,179	46,069
Accumulated net realized gain	17,394,025	10,177,306
Unrealized appreciation on investments	73,668,240	68,570,565
Net Assets	$256,243,542	$243,384,440
CAPITAL STOCK, $0.01 PAR VALUE
Authorized	75,000,000	150,000,000
Issued and outstanding	14,965,645	21,433,558
Net Asset Value, Redemption Price and Offering Price Per Share	$17.12	$11.36

P/20

LARGE CAP FUND
ASSETS:
Investments at cost	$25,758,584
Investments at value	$34,640,668
Receivables
Interest and dividends	33,510
Fund shares sold	—
Investment sold	520,782
Prepaid expenses	8,770
Total assets	35,203,730
LIABILITIES:
Payables
Fund shares redeemed	—
Investments purchased	423,075
Due to adviser	12,474
Accrued expenses
Professional fees	10,219
Fund administration and accounting fees	9,842
Other expenses	2,663
Total Liabilities	458,273
Net Assets	$34,745,457
NET ASSETS CONSIST OF:
Paid in capital	$24,061,449
Undistributed net investment income	—
Accumulated net realized gain	1,801,924
Unrealized appreciation on investments	8,882,084
Net Assets	$34,745,457
CAPITAL STOCK, $0.01 PAR VALUE
Authorized	50,000,000
Issued and outstanding	2,391,383
Net Asset Value, Redemption Price and Offering Price Per Share	$14.53

The accompanying notes are an integral part of these financial statements.
P/21

Statements of Operations

IronBridge Funds, Inc.

For the Six Months Ended December 31, 2017 (Unaudited)

	SMALL CAP FUND	SMID CAP FUND
INVESTMENT INCOME:
Dividend income	$2,771,411	$2,827,558
Interest income	35,763	28,115
Total investment income	2,807,174	2,855,673
EXPENSES:
Investment advisory fees	1,380,749	1,207,244
Fund administration and accounting fees	42,637	43,670
Shareholder servicing fees	36,386	18,067
Audit fees	22,433	18,728
Directors' fees and related expenses	19,938	20,483
Legal fees	13,552	11,025
Federal and state registration fees	11,519	14,136
Reports to shareholders	10,501	8,475
Custody fees	8,872	14,459
Other	34,350	30,206
Total expenses before waiver and reimbursement	1,580,937	1,386,493
Waiver and reimbursement of expenses by adviser	(62,113)	(37,220)
Net expenses	1,518,824	1,349,273
Net Investment Income	1,288,350	1,506,400
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	21,095,550	22,777,553
Change in net unrealized appreciation/depreciation on investments	(2,261,427)	(2,960,108)
Net Realized and Unrealized Gain on Investments	18,834,123	19,817,445
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,122,473	$21,323,845

P/22

LARGE CAP FUND
INVESTMENT INCOME:
Dividend income	$290,677
Interest income	3,313
Total investment income	293,990
EXPENSES:
Investment advisory fees	113,665
Fund administration and accounting fees	29,257
Shareholder servicing fees	4,864
Audit fees	8,418
Directors' fees and related expenses	9,780
Legal fees	5,028
Federal and state registration fees	11,728
Reports to shareholders	811
Custody fees	1,357
Other	3,694
Total expenses before waiver and reimbursement	188,602
Waiver and reimbursement of expenses by adviser	(48,706)
Net expenses	139,896
Net Investment Income	154,094
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,516,108
Change in net unrealized appreciation/depreciation on investments	1,588,820
Net Realized and Unrealized Gain on Investments	3,104,928
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,259,022

The accompanying notes are an integral part of these financial statements.
P/23

Statements of Changes in Net Assets

IronBridge Funds, Inc.

	SMALL CAP FUND		SMID CAP FUND
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
OPERATIONS:
Net investment income	$1,288,350	$612,825	$1,506,400	$418,062
Net realized gain on:
Investments	21,095,550	56,983,675	22,777,553	62,840,860
In-kind redemptions	—	35,200,081	—	—
Change in net unrealized appreciation/depreciation on investments	(2,261,427)	(46,408,729)	(2,960,108)	(25,555,217)
Net increase in net assets resulting from operations	20,122,473	46,387,852	21,323,845	37,703,705
DISTRIBUTIONS PAID FROM:
Net investment income	(1,345,643)	(932,250)	(1,518,429)	(867,087)
Net realized gain	(47,473,161)	(15,364,145)	(34,943,080)	(50,328,624)
Net decrease in net assets resulting from distributions	(48,818,804)	(16,296,395)	(36,461,509)	(51,195,711)
CAPITAL SHARE TRANSACTIONS:
Shares sold	7,229,883	32,675,878	8,393,693	45,070,880
Shares issued to holders in reinvestment of distributions	44,415,511	16,041,187	34,606,613	49,124,565
Shares redeemed	(62,106,398)	(205,534,442)	(95,357,224)	(164,476,744)
Net increase (decrease) in net assets resulting from capital share transactions	(10,461,004)	(156,817,377)	(52,356,918)	(70,281,299)
Total Increase (Decrease) in Net Assets	(39,157,335)	(126,725,920)	(67,494,582)	(83,773,305)
NET ASSETS:
Beginning of period	295,400,877	422,126,797	310,879,022	394,652,327
End of period	$256,243,542	$295,400,877	$243,384,440	$310,879,022
Undistributed net investment income	$142,179	$199,472	$46,069	$58,098
TRANSACTIONS IN SHARES:
Shares sold	390,722	1,736,130	699,188	3,560,896
Shares issued to holders in reinvestment of distributions	2,569,235	846,054	3,004,998	4,245,857
Shares redeemed	(3,272,728)	(10,870,940)	(7,927,854)	(12,680,473)
Net increase (decrease) in shares outstanding	(312,771)	(8,288,756)	(4,223,668)	(4,873,720)

P/24

	LARGE CAP FUND
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
OPERATIONS:
Net investment income	$154,094	$268,410
Net realized gain on:
Investments	1,516,108	1,748,147
In-kind redemptions	—	—
Change in net unrealized appreciation/depreciation on investments	1,588,820	1,964,537
Net increase in net assets resulting from operations	3,259,022	3,981,094
DISTRIBUTIONS PAID FROM:
Net investment income	(313,855)	(222,042)
Net realized gain	(1,794,142)	(565,648)
Net decrease in net assets resulting from distributions	(2,107,997)	(787,690)
CAPITAL SHARE TRANSACTIONS:
Shares sold	1,507,650	5,784,211
Shares issued to holders in reinvestment of distributions	1,893,826	786,325
Shares redeemed	(6,345,849)	(1,025,338)
Net increase (decrease) in net assets resulting from capital share transactions	(2,944,373)	5,545,198
Total Increase (Decrease) in Net Assets	(1,793,348)	8,738,602
NET ASSETS:
Beginning of period	36,538,805	27,800,203
End of period	$34,745,457	$36,538,805
Undistributed net investment income	$—	$159,701
TRANSACTIONS IN SHARES:
Shares sold	104,782	426,154
Shares issued to holders in reinvestment of distributions	133,277	59,797
Shares redeemed	(445,021)	(75,509)
Net increase (decrease) in shares outstanding	(206,962)	410,442

The accompanying notes are an integral part of these financial statements.
P/25

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE SMALL CAP FUND

	Six Months Ended December 31, 2017 (unaudited)		Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
Net Asset Value, Beginning of Period	$19.33		$17.91	$19.97	$22.96	$19.72	$17.80
Income (Loss) from investment operations:
Net investment income	0.09		0.03	0.03	—	0.00 (1)	0.10
Net realized and unrealized gain (loss) on investments	1.35		2.09	(0.49)	1.33	4.18	3.10
Total Income (Loss) from Investment Operations	1.44		2.12	(0.46)	1.33	4.18	3.20
Less distributions:
From net investment income	(0.09)		(0.04)	(0.01)	—	(0.02)	(0.09)
From net realized gain on investments	(3.56)		(0.66)	(1.59)	(4.32)	(0.92)	(1.19)
Total Distributions	(3.65)		(0.70)	(1.60)	(4.32)	(0.94)	(1.28)
Net Asset Value, End of Period	$17.12		$19.33	$17.91	$19.97	$22.96	$19.72
Total Return	7.57	%(2)	11.90%	(1.94%)	7.14%	21.50%	19.14%
Supplemental data and ratios
Net assets, end of period (in thousands)	$256,244		$295,401	$422,127	$443,004	$476,639	$539,606
Ratio of expenses to average net assets
Before waivers and reimbursements	1.14	%(3)	1.10%	1.09%	1.09%	1.09%	1.07%
Net of waivers and reimbursements	1.10	%(3)	1.10%	1.09%	1.09%	1.09%	1.07%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.89	%(3)	0.15%	0.19%	(0.04%)	(0.02%)	0.42%
Net of waivers and reimbursements	0.93	%(3)	0.15%	0.19%	(0.04%)	(0.02%)	0.42%
Portfolio turnover rate	10	%(2)	32%	31%	31%	31%	10%

(1)  Less than one cent per share.

(2)  Not annualized

(3)  Annualized

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Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE SMID CAP FUND

	Six Months Ended December 31, 2017 (unaudited)		Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
Net Asset Value, Beginning of Period	$12.12		$12.93	$13.61	$16.31	$14.12	$12.02
Income from investment operations:
Net investment income	0.07		0.02	0.02	0.01	0.02	0.07
Net realized and unrealized gain on investments	0.85		1.33	0.08	0.33	2.99	2.48
Total Income from Investment Operations	0.92		1.35	0.10	0.34	3.01	2.55
Less distributions:
From net investment income	(0.07)		(0.03)	—	(0.01)	(0.03)	(0.07)
From net realized gain on investments	(1.61)		(2.13)	(0.78)	(3.03)	(0.79)	(0.38)
Total Distributions	(1.68)		(2.16)	(0.78)	(3.04)	(0.82)	(0.45)
Net Asset Value, End of Period	$11.36		$12.12	$12.93	$13.61	$16.31	$14.12
Total Return	7.85	%(1)	11.28%	1.07%	3.34%	21.78%	21.80%
Supplemental data and ratios
Net assets, end of period (in thousands)	$243,384		$310,879	$394,652	$725,952	$877,458	$999,284
Ratio of expenses to average net assets
Before waivers and reimbursements	0.98	%(2)	0.96%	0.99%	0.96%	0.94%	0.92%
Net of waivers and reimbursements	0.95	%(2)	0.95%	0.95%	0.95%	0.94%	0.92%
Ratio of net investment income to average net assets
Before waivers and reimbursements	1.03	%(2)	0.11%	0.07%	0.04%	0.10%	0.48%
Net of waivers and reimbursements	1.06	%(2)	0.12%	0.11%	0.05%	0.10%	0.48%
Portfolio turnover rate	9	%(1)	34%	31%	37%	56%	29%

(1)  Not annualized

(2)  Annualized

The accompanying notes are an integral part of these financial statements.
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Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE LARGE CAP FUND

	Six Months Ended December 31, 2017 (unaudited)		Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
Net Asset Value, Beginning of Year	$14.06		$12.71	$12.79	$13.18	$11.09	$9.71
Income from investment operations:
Net investment income	0.07		0.11	0.10	0.09	0.08	0.10
Net realized and unrealized gain on investments	1.29		1.59	0.43	0.70	2.51	1.50
Total Income from Investment Operations	1.36		1.70	0.53	0.79	2.59	1.60
Less distributions:
From net investment income	(0.13)		(0.10)	(0.09)	(0.08)	(0.08)	(0.08)
From net realized gain on investments	(0.76)		(0.25)	(0.52)	(1.10)	(0.42)	(0.14)
Total Distributions	(0.89)		(0.35)	(0.61)	(1.18)	(0.50)	(0.22)
Net Asset Value, End of Year	$14.53		$14.06	$12.71	$12.79	$13.18	$11.09
Total Return	9.93	%(1)	13.58%	4.38%	6.40%	23.87%	16.72%
Supplemental data and ratios
Net assets, end of period (in thousands)	$34,745		$36,539	$27,800	$26,207	$24,601	$18,810
Ratio of expenses to average net assets
Before waivers and reimbursements	1.08	%(2)	1.11%	1.17%	1.18%	1.26%	1.52%
Net of waivers and reimbursements	0.80	%(2)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.60	%(2)	0.55%	0.42%	0.29%	0.17%	0.27%
Net of waivers and reimbursements	0.88	%(2)	0.86%	0.80%	0.67%	0.63%	0.99%
Portfolio turnover rate	12	%(1)	26%	24%	27%	41%	35%

(1)  Not annualized

(2)  Annualized

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Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2017 (Unaudited)

(1) ORGANIZATION

IronBridge Funds, Inc. (the "Company") was incorporated on February 26, 2010 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies.

The Company consists of three series ("Funds"). RMB Capital Management, LLC ("RMB"), serves as the investment adviser to each of the Funds. Prior to June 24, 2017, IronBridge Capital Management, L.P. ("ICM") served as the investment adviser to the Funds. A summary of the Funds and their respective investment objective is included below:

Fund	Investment Objective
IronBridge Small Cap Fund	Capital appreciation
IronBridge SMID Cap Fund	Capital appreciation
IronBridge Large Cap Fund	Capital appreciation

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services — Investment Companies."

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(A) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the "Board"). Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by RMB pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices).

Level 3 – Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

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Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2017 (Unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments as of December 31, 2017.

IronBridge Small Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$251,409,391	$—	$—	$251,409,391
Total Equity	251,409,391	—	—	251,409,391
Short-Term Investments	3,720,028	—	—	3,720,028
Total Investments in Securities	$255,129,419	$—	$—	$255,129,419

IronBridge SMID Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$240,419,414	$—	$—	$240,419,414
Total Equity	240,419,414	—	—	240,419,414
Short-Term Investments	1,775,377	—	—	1,775,377
Total Investments in Securities	$242,194,791	$—	$—	$242,194,791

IronBridge Large Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$33,762,841	$—	$—	$33,762,841
Total Equity	33,762,841	—	—	33,762,841
Short-Term Investments	877,827	—	—	877,827
Total Investments in Securities	$34,640,668	$—	$—	$34,640,668

*  See Funds' Schedule of Investments for Industry classifications.

There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting year. The basis for recognizing and valuing transfers is as of the beginning of the year in which transfers occur.

(B) Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2017, open Federal and state income tax years include the tax years ended June 30, 2015, June 30, 2016 and June 30, 2017. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax expense will significantly change in twelve months.

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(2) SIGNIFICANT ACCOUNTING POLICIES — continued

(C) Distributions to Shareholders. Dividends from net investment income, if any exist, are generally declared and paid at least annually for the Funds. Distributions of net realized gains, if any, are declared and paid at least annually for the Funds.

All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended December 31, 2017 and the year ended June 30, 2017 were as follows:

	Six Months Ended December 31, 2017				Year Ended June 30, 2017
	Ordinary Income	Short– Term Capital Gains	Long– Term Capital Gains	Total Distributions	Ordinary Income	Short– Term Capital Gains	Long– Term Capital Gains	Total Distributions
IronBridge Small Cap	$1,345,643	$3,448,387	$44,024,774	$48,818,804	$932,250	$—	$15,364,145	$16,296,395
IronBridge SMID Cap	1,518,429	3,005,005	31,938,075	36,461,509	867,087	1,130,210	49,198,414	51,195,711
IronBridge Large Cap	313,855	56,987	1,737,155	2,107,997	222,042	68,237	497,411	787,690

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2017.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of June 30, 2017, the Funds' most recent fiscal year-end, the components of accumulated earnings/losses on a tax basis were as follows:

	IronBridge Small Cap Fund	IronBridge SMID Cap Fund	IronBridge Large Cap Fund
Cost of investments	$219,703,424	$240,085,494	$28,588,890
Gross unrealized appreciation	86,235,424	79,345,975	8,789,157
Gross unrealized depreciation	(10,600,453)	(8,628,400)	(815,718)
Net unrealized appreciation/depreciation	75,634,971	70,717,575	7,973,439
Undistributed ordinary income	1,985,170	2,221,299	216,687
Undistributed long-term capital gain	42,280,634	20,992,730	1,342,857
Total distributable earnings	44,265,804	23,214,029	1,559,544
Other accumulated loss	—	—	—
Total accumulated earnings/(losses)	$119,900,775	$93,931,604	$9,532,983

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and tax basis adjustments for securities contributed in-kind.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset

P/31

Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2017 (Unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

value per share. For the year ended June 30, 2017, the following table shows the reclassifications made:

	Paid in capital	Undistributed net investment income (loss)	Accumulated net realized gain (loss)
IronBridge Small Cap	$43,608,815	$—	$(43,608,815)
IronBridge SMID Cap	11,386,503	—	(11,386,503)
IronBridge Large Cap	19,427	—	(19,427)

The permanent differences primarily relate to foreign currency, Real Estate Investment Trust (REIT) adjustments with differing book and tax methods, utilization of earnings and profits distributed to shareholders on redemption of shares, realized gains on redemptions in-kind not recognized for tax purposes, and tax basis adjustments for securities contributed in-kind.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, June 30, 2017. During the year ended June 30, 2017 the Funds had no capital loss carryforwards, qualified late-year ordinary losses and post-October capital losses.

(D) Indemnifications. Under the Funds' organizational documents, officers and independent directors of the Company are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(E) Other. Investment transactions are accounted for on a trade date basis. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3) INVESTMENT ADVISER AND RELATED PARTIES

The Funds have entered into an investment advisory agreement with RMB on behalf of each Fund. Fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). Pursuant to expense cap agreements, RMB has agreed to waive its respective management fees and/or reimburse each Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that each Fund's

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(3) INVESTMENT ADVISER AND RELATED PARTIES — continued

operating expenses do not exceed the expense limitation listed below. Expenses waived are netted against payable to adviser on the Statement of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to RMB or RMB reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of fees waived exceeds the advisory fee earned, this is shown on the Statement of Assets and Liabilities as due from adviser. The expense cap agreements will continue in effect until November 1, 2018, with successive renewal terms of one year unless terminated by RMB or the Funds' Board of Directors prior to any such renewal.

IronBridge Funds	Annual Advisory Fees	Expense Limitation
IronBridge Small Cap	1.00%	1.10%
IronBridge SMID Cap	0.85%	0.95%
IronBridge Large Cap	0.65%	0.80%

Any waivers or reimbursements are subject to later adjustment to allow RMB to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that RMB shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the waived or reimbursed expenses subject to potential recovery expiring on June 30:

Year Incurred	Expiration Year	IronBridge Small Cap	IronBridge SMID Cap	IronBridge Large Cap
2017	2020	$2,607	$2,065	$1,759
2018	2023	62,113	37,220	48,706
		$64,720	$64,178	$38,979

(4) INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended December 31, 2017 are summarized below:

	Purchases	Sales
IronBridge Small Cap	$25,839,786	$75,715,779
IronBridge SMID Cap	24,741,386	103,185,525
IronBridge Large Cap	3,934,340	7,944,904

(5) DIRECTORS FEES

The independent directors are paid a retainer of $25,000 per year plus $3,000 for each regular in person meeting and $1,000 for each telephonic meeting attended for their service on the Board. Independent directors are also compensated for any special meeting that they may be required to attend. Independent directors are reimbursed for any travel expenses incurred in all meetings.

(6) SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Funds' financial statements and have determined there is no impact to the Funds' financial statements.

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Additional Information

Directory of Fund Service Providers

INVESTMENT ADVISER

RMB Capital Management, LLC
One Parkview Plaza, Suite 700
Oakbrook Terrace, IL 60181

DISTRIBUTOR

Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young, LLP
220 S 6th Street, Suite 1400
Minneapolis, MN 55402

LEGAL COUNSEL

Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, IL 60601

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PROXY VOTING PROCEDURES

The Investment Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Company's Board of Directors. You may obtain a description of these procedures, free of charge, by calling toll-free 1-877-861-7714. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-861-7714. This information is also available through the SEC's website at http://www.sec.gov.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On October 27, 2017, the Funds held a special meeting of shareholders related to the approval of a new investment advisory agreement between the Company, on behalf of the Funds and the adviser, RMB Capital Management, LLC. Due to insufficient voting, an additional special meeting of shareholders was held on November 14, 2017, for the IronBridge Small Cap Fund to approve a new investment advisory agreement between the Fund and the adviser, RMB Capital Management, LLC.

IronBridge Funds	Total Shares Represented at the Meeting	% of Shares Represented	Shares Voting For	Shares Voting Against	Shares Voting Abstain
Small Cap	14,628,634	58.88%	6,643,088	5,350	525,358
SMID Cap	25,260,921	62.61%	12,277,726	1,457	3,259
Large Cap	2,497,639	91.45%	2,284,102	—	—

FORM N-Q DISCLOSURE

The Company files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available on the SEC's website at http://www.sec.gov. The Company's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-877-861-7714.

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Privacy Notice

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Funds maintain the confidentiality and protect the security of your non-public personal information.

WHAT INFORMATION WE COLLECT

In the course of providing services to you, we may collect the following types of "non-public personal information" about you:

•  Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and

•  Information about your transactions with us, our affiliates and others, as well as other account data.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

"Affiliates" include the Funds' investment adviser and companies that are related to IronBridge Funds, Inc. through common control or ownership. The Funds' investment adviser, RMB Capital Management, LLC, is an Affiliate of the Funds.

WHAT INFORMATION WE DISCLOSE

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

CONFIDENTIALITY AND SECURITY PROCEDURES

To protect your personal information, we permit access only by authorized personnel. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

ADDITIONAL RIGHTS

You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Chief Financial Officer/Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed March 7, 2012.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By:	/s/ Walter H. Clark
Walter H. Clark, President

Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter H. Clark
Walter H. Clark, President

Date:	March 8, 2018

By	/s/ Maher Harb
Maher Harb, Chief Financial Officer and Treasurer

Date:	March 8, 2018

3